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[SECURITY BENEFIT LOGO]

March 13, 2008

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV 1940 Act Registration Number: 811-10011 1933 Act Registration Numbers: 333-41180, 333-52114, 333-120399, 333-138540 CIK: 0001116625 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Growth Series	0000202032	March 7, 2008
AIM Variable Insurance Funds	0000896435	March 3, 2008
American Century Variable Portfolios, Inc.	0000814680	February 22, 2008
Direxion Insurance Trust	0001102060	March 5, 2008
Dreyfus Appreciation Fund, Inc.	0000318478	February 28, 2008
Dreyfus Investment Portfolios	0001056707	February 15, 2008
Dreyfus Variable Investment Fund	0000813383	February 21, 2008
Federated Insurance Series	0000912577	February 25, 2008
Franklin Templeton Variable Insurance Products Trust	0000837274	February 29, 2008
Janus Aspen Series	0000906185	February 28, 2008
Legg Mason Partners Variable Equity Trust	0001176343	March 3, 2008
Legg Mason Partners Variable Income Trust	0000874835	March 4, 2008
MFS® Variable Insurance Trust	0000918571	March 10, 2008
Neuberger Berman Advisers Management Trust	0000736913	February 22, 2008
Oppenheimer Variable Account Funds	0000752737	February 22, 2008
PIMCO Variable Insurance Trust	0001047304	February 29, 2008
Royce Capital Fund	0001006387	March 5, 2008
Royce Fund	0000709364	March 5, 2008
RS Investment Trust	0000814232	March 10, 2008
Rydex Variable Trust	0001064046	March 10, 2008
SBL Fund	0000217087	March 7, 2008
Security Income Fund	0000088498	March 7, 2008
T. Rowe Price Capital Appreciation Fund	0000793347	February 21, 2008
T. Rowe Price Growth Stock Fund, Inc.	0000080257	February 21, 2008
The Universal Institutional Funds, Inc.	0001011378	March 10, 2008
Van Kampen Comstock Fund	0000205193	February 28, 2008
Van Kampen Equity & Income Fund	0000080832	February 28, 2008
Van Kampen Life Investment Trust	0000778536	February 28, 2008
Variable Insurance Products Fund II	0000831016	March 3, 2008
Variable Insurance Products Fund III	0000927384	March 3, 2008
Variable Insurance Products Fund V	0000823535	March 10, 2008
Wells Fargo Variable Trust	0001081402	February 29, 2008

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001